                                                                                                   March 19, 2012

DREYFUS RESEARCH GROWTH FUND, INC.

Supplement to Statement of Additional Information

dated May 1, 2011, as revised or amended July 1, 2011, August 1, 2011,

October 1, 2011, November 1, 2011, January 1, 2012 and March 1, 2012

The following information supplements the information pertaining to the Fund's Class I shares contained in the section of the Fund's Statement of Additional Information entitled "How to Buy Shares – Multi-Class Funds":

Class I shares are offered to series of BNY Mellon Funds Trust.